Organization And Principal Activities	12 Months Ended
Dec. 31, 2011
Organization And Principal Activities [Abstract]
Organization And Principal Activities

1. Organization and principal activities

Taomee Holdings Limited (the "Company"), all of its subsidiaries and consolidated variable interest entities ("VIEs") are collectively referred to as the "Group". The Group is principally engaged in the development and operation of online entertainment platform, the provision of related offline products and services, and the production of films and animation series on television for children. The Group's principal operations and geographic market are in the People's Republic of China ("PRC").

Prior to June 12, 2009, the business of the Group operated through the following two entities which were both registered in the PRC and each is owned by PRC citizens Mr. WANG Haibing, Mr. WEI Zhen, Mr. CHENG Yunpeng, Mr. ZENG Liqing and Mr. WANG Bin (collectively referred to as the "five shareholders") with identical shareholdings—Shanghai Taomee Network Technology Co., Ltd. and Shanghai Qidong Information Technology Co., Ltd. (the two entities collectively referred to as the "Combined Entities"):

Entities under common ownership	Percentage of collective ownership	Date of incorporation or combination	Initial capital contribution
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	100%	October 8, 2007	$992,813
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	100%	March 4, 2009	$81,054

On September 26, 2008, the same five shareholders formed Taomee Holdings Limited in the Cayman Islands with identical shareholdings as the Combined Entities. Then a series of contemplated restructuring transactions occurred leading to preferred share financing in May 2009 for the purpose of reincorporation of Shanghai Taomee and Shanghai Qidong as variable interest entity ("VIE") subsidiaries of the Company (the "Reorganization"). In May 2009, the Company issued Series A convertible redeemable preferred shares to third party investors. The Reorganization was necessary to comply with the PRC law and regulations which prohibit or restrict foreign ownership of companies that provide Internet content services, which include providing online entertainment platform services. The share and per share data relating to the ordinary shares issued to the five shareholders by the Company during the Reorganization are presented as if the recapitalization transactions occurred at the beginning of the first period presented.

As part of the Reorganization, the Company established Shanghai Shengran Information Technology Co., Ltd. ("Shanghai Shengran"), a wholly foreign owned enterprise in the PRC. Since the Company does not have any equity interests in Shanghai Taomee and Shanghai Qidong (the "VIEs"), in order to exercise effective control over their operations, on June 12, 2009, the Company, through its wholly owned subsidiary Shanghai Shengran, entered into a series of contractual arrangements with the VIEs and the five shareholders, pursuant to which the Company is entitled to receive effectively all economic benefits generated from the five shareholders' equity interests in the VIEs. These contractual arrangements include:

(i) a Proxy Agreement, under which each shareholder of the VIEs has assigned Shanghai Shengran all rights as a shareholder of the VIEs including voting rights. The Proxy Agreement is valid infinitely and is only subjected to be terminated by Shanghai Shengran;

(ii) a Call Option Agreement, under which the shareholders of the VIEs granted Shanghai Shengran an irrevocable and exclusive option to purchase all or a portion of their equity interests in the VIEs when and to the extent permitted by PRC law. The Call Option Agreement will terminate when the equity interests in the VIEs are legally transferred to Shanghai Shengran;

(iii) a Business and Operation Agreement, under which the shareholders of the VIEs have agreed that Shanghai Shengran shall direct the day-to-day operational and financial activities of the VIEs including electing directors and officers and hiring personnel, that the VIEs will not conduct any transactions which might substantially affect their assets and business operations without the prior written consent of Shanghai Shengran, and that the shareholders will unconditionally transfer to Shanghai Shengran, for no consideration, all dividends or other proceeds received from the VIEs in their capacity as shareholders;

(iv) an Exclusive Technical and Marketing Services Agreement between the VIEs and Shanghai Shengran, under which Shanghai Shengran is engaged by the VIEs as the exclusive provider of software services, technology support, and marketing services for a service fee;

(v) a Share Pledge Agreement, under which the shareholders pledged all of their equity interests in the VIEs to Shanghai Shengran as collateral to secure their obligations under the agreement, and all benefits derived from the equity interests in the VIEs shall be the guarantee for the VIEs' debt. The Share Pledge Agreement is continuously effective until the full performance of the contractual obligations or the full repayment of the guaranteed liabilities as described in such agreement; and

(vi) a Loan Agreement, under which Shanghai Shengran shall provide interest-free loans of up to a total of RMB2.5 million (equivalent to $366,129) to the five shareholders of the VIEs for their respective capital contributions in the VIEs (Note 16).

Under the above agreements, the shareholders of the VIEs irrevocably granted Shanghai Shengran the power to exercise all voting rights to which they were entitled. In addition, Shanghai Shengran has the option to acquire all of the equity interests in the VIEs, to the extent permitted by the then-effective PRC laws and regulations, for nominal consideration. Shanghai Shengran is entitled to receive service fees for certain services to be provided to the VIEs.

These contractual agreements provide the Company control of the VIEs. The Call Option Agreement and Proxy Agreement provide Shanghai Shengran effective control over the VIEs, while the Share Pledge Agreement secures the equity owners' obligations under the relevant agreements. Because the Company, through its wholly owned subsidiary Shanghai Shengran has (1) the power to direct the activities of the VIEs that most significantly affect the Company's economic performance and (2) the right to receive benefits from the VIEs, it has been deemed to be the primary beneficiary of the VIEs and has consolidated the respective VIEs since the date of execution of such agreements. The call option on subsidiary shares under the Call Option Agreement and the guarantee of VIEs' debt under the Share Pledge Agreement in the aforementioned contractual agreements have not been accounted for in the consolidated combined financial statements because those are effectively agreements between a parent and a consolidated subsidiary. The service fees under the Exclusive Technical and Marketing Services Agreement are eliminated upon consolidation.

The Company has not provided financial or other support during the periods presented to the VIEs that was not previously contractually required to provide.

The Company has concluded that these contractual arrangements are legally binding and the Company exercises control of the VIEs. The Group's current ownership structure, and the contractual arrangements that Shanghai Shengran entered into with the consolidated VIEs and their equity owners are in compliance with all existing PRC laws and regulations. However, the aforementioned contractual arrangements with the VIEs and their respective shareholders are subject to risks and uncertainties:

•

The VIEs and their respective shareholders may have or develop interests that conflict with the Company's interests, which may lead them to pursue opportunities in violation of or to refuse to renew the aforementioned contractual arrangements.

•

The VIEs or their shareholders may be deemed to be in violation of PRC laws and regulations or could fail to obtain the proper operating licenses. As a result, the PRC government could impose fines, confiscate incomes of the VIEs, revoke necessary business or operating licenses, require a restructuring of the current VIE structure, or require the VIEs or the Company, mandate a change in ownership structure or operations for the VIEs or the Company to discontinue all or any portion of their business.

•

The aforementioned contractual agreements may not be as effective as direct ownership in providing control over the VIEs. The Group may incur substantial costs and resources to enforce such arrangements if the shareholders of the VIEs fail to perform their respective obligations under the contractual arrangements.

•	Even if the aforementioned contractual agreements are enforceable, they may be difficult to enforce given the uncertainties in the PRC legal system.

Nonetheless, the Company believes that its ability to direct the activities of the VIEs that most significantly impact their economic performance is not affected by current PRC laws and regulations. Accordingly, the VIEs continue to be consolidated VIEs of the Group.

Moreover, there may be changes and other developments in the PRC laws and regulations or their interpretation that could affect the Group's ability to control the VIEs and preclude the Group from consolidating the VIEs in the future.

The Group's consolidated and combined financial statements include (i) the combined financial statements of each of the Combined Entities from their respective date of incorporation or date of combination through June 11, 2009 (immediately before the VIE agreements took effect), and (ii) the consolidated financial statements of the Company, its wholly-owned subsidiaries and its consolidated VIEs for the period from June 12, 2009 to December 31, 2009 and for the years ended December 31, 2010 and 2011.

The subsidiaries and consolidated VIEs of the Company as of December 31, 2011 are as follows:

Name of subsidiaries and consolidated VIEs	Percentage of ownership	Date of incorporation or combination	Place of incorporation
Taomee Holdings (HK) Limited ("Taomee Hong Kong")	100%	November 27, 2008	Hong Kong
Shanghai Shengran Information Technology Co., Ltd. ("Shanghai Shengran")	100%	June 12, 2009	PRC
Shanghai Taomee Network Technology Co., Ltd. ("Shanghai Taomee")	100%	October 8, 2007	PRC
Shanghai Qidong Information Technology Co., Ltd. ("Shanghai Qidong")	100%	March 4, 2009	PRC
Shanghai Taomee Animation Co., Ltd. ("Shanghai Animation")	100%	November 11, 2010	PRC

Summary financial information of the Group's two VIEs included in the accompanying consolidated combined financial statements is as follows:

	December 31,
	2010	2011
Total assets	$39,385,864	$24,956,374

Total liabilities	$44,486,316	$28,986,120

	For the year ended December 31,
	2009	2010	2011
Net revenues	$7,065,817	$34,726,994	$41,204,989

Net income (loss)	$1,532,943	$(8,013,320)	$1,301,534